Related Party Balances and Transactions - Schedule of Transactions with Related Parties (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Service income	$ 559,793,395	¥ 3,642,183,767	¥ 1,271,455,857	¥ 153,554,326
Cost of revenue	135,383,529	880,845,857	267,862,006	148,416,681
Sales and marketing	66,358,691	431,749,549	182,457,597	192,602,650
Key Management and their Immediate Families [Member]
Related Party Transaction [Line Items]
Service income	699	4,551	90,539	133,380
Alipay.com Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenue	17,548,460	114,175,547	41,186,645	8,185,069
Sales and marketing	34,133,357	222,081,862
Zhima Credit Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenue	3,294,526	21,435,176	6,150,041
Sales and marketing	2,464,243	16,033,107	36,149,807
Alibaba Cloud Computing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenue	3,561,643	23,173,116
Chongqing Alibaba Small Loan Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenue	484,350	3,151,324
Guosheng Financial Holding Inc. [Member]
Related Party Transaction [Line Items]
Cost of revenue	8,721,821	56,746,787
Guosheng Securities Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenue	357,696	2,327,277
Alipay.com Co., Ltd. and Zhima Credit Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenue	33,968,496	221,009,227	47,336,686	¥ 8,185,069
Sales and marketing	$ 36,597,600	¥ 238,114,969	¥ 36,149,807